Distribution Date:	09/17/21	JPMBB Commercial Mortgage Securities Trust
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2013-C12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-15		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	16-18	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	19		Don Simon	(203) 660-6100
Historical Detail	20		PO Box 4839, | Greenwich, CT 06831
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46639NAL5	1.084700%	101,691,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46639NAM3	2.424300%	162,984,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46639NAN1	3.271800%	33,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46639NAP6	3.362600%	215,000,000.00	161,970,609.11	0.00	453,868.64	0.00	0.00	453,868.64	161,970,609.11	44.31%	30.00%
A-5	46639NAQ4	3.663700%	322,522,000.00	322,522,000.00	0.00	984,686.54	0.00	0.00	984,686.54	322,522,000.00	44.31%	30.00%
A-SB	46639NAR2	3.157000%	103,054,000.00	23,227,596.27	2,082,574.21	61,107.93	0.00	0.00	2,143,682.14	21,145,022.06	44.31%	30.00%
A-S	46639NAU5	4.174347%	125,741,000.00	125,741,000.00	0.00	437,405.49	0.00	0.00	437,405.49	125,741,000.00	30.47%	20.62%
B	46639NAV3	4.235247%	80,474,000.00	80,474,000.00	0.00	284,022.73	0.00	0.00	284,022.73	80,474,000.00	21.60%	14.62%
C	46639NAW1	4.235247%	48,619,000.00	48,619,000.00	0.00	171,594.57	0.00	0.00	171,594.57	48,619,000.00	16.25%	11.00%
D	46639NAX9	4.235247%	55,326,000.00	55,326,000.00	0.00	195,266.07	0.00	0.00	195,266.07	55,326,000.00	10.16%	6.88%
E	46639NAC5	4.235247%	25,149,000.00	25,149,000.00	0.00	88,760.19	0.00	0.00	88,760.19	25,149,000.00	7.39%	5.00%
F	46639NAE1	3.500000%	23,471,000.00	23,471,000.00	0.00	68,457.08	0.00	0.00	68,457.08	23,471,000.00	4.80%	3.25%
NR	46639NAG6	3.500000%	43,590,266.00	43,590,266.00	0.00	25,449.93	0.00	0.00	25,449.93	43,590,266.00	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46639NAJ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,341,234,366.00	910,090,471.38	2,082,574.21	2,770,619.17	0.00	0.00	4,853,193.38	908,007,897.17

Notional Certificates
X-A	46639NAS0	0.565753%	1,064,605,000.00	633,461,205.38	0.00	298,652.04	0.00	0.00	298,652.04	631,378,631.17
X-C	46639NAA9	0.735247%	67,061,266.00	67,061,266.00	0.00	41,088.84	0.00	0.00	41,088.84	67,061,266.00
Notional SubTotal			1,131,666,266.00	700,522,471.38	0.00	339,740.88	0.00	0.00	339,740.88	698,439,897.17

Deal Distribution Total					2,082,574.21	3,110,360.05	0.00	0.00	5,192,934.26

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46639NAL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46639NAM3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46639NAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46639NAP6	753.35167028	0.00000000	2.11101693	0.00000000	0.00000000	0.00000000	0.00000000	2.11101693	753.35167028
A-5	46639NAQ4	1,000.00000000	0.00000000	3.05308332	0.00000000	0.00000000	0.00000000	0.00000000	3.05308332	1,000.00000000
A-SB	46639NAR2	225.39247647	20.20857230	0.59297000	0.00000000	0.00000000	0.00000000	0.00000000	20.80154230	205.18390417
A-S	46639NAU5	1,000.00000000	0.00000000	3.47862264	0.00000000	0.00000000	0.00000000	0.00000000	3.47862264	1,000.00000000
B	46639NAV3	1,000.00000000	0.00000000	3.52937259	0.00000000	0.00000000	0.00000000	0.00000000	3.52937259	1,000.00000000
C	46639NAW1	1,000.00000000	0.00000000	3.52937267	0.00000000	0.00000000	0.00000000	0.00000000	3.52937267	1,000.00000000
D	46639NAX9	1,000.00000000	0.00000000	3.52937263	0.00000000	0.00000000	0.00000000	0.00000000	3.52937263	1,000.00000000
E	46639NAC5	1,000.00000000	0.00000000	3.52937254	0.00000000	0.00000000	0.00000000	0.00000000	3.52937254	1,000.00000000
F	46639NAE1	1,000.00000000	0.00000000	2.91666652	0.00000000	0.00000000	0.00000000	0.00000000	2.91666652	1,000.00000000
NR	46639NAG6	1,000.00000000	0.00000000	0.58384434	2.33282242	30.00932387	0.00000000	0.00000000	0.58384434	1,000.00000000
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46639NAJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46639NAS0	595.01994203	0.00000000	0.28052850	0.00000000	0.00000000	0.00000000	0.00000000	0.28052850	593.06374775
X-C	46639NAA9	1,000.00000000	0.00000000	0.61270600	0.00000000	0.00000000	0.00000000	0.00000000	0.61270600	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	453,868.64	0.00	453,868.64	0.00	0.00	0.00	453,868.64	0.00
A-5	08/01/21 - 08/30/21	30	0.00	984,686.54	0.00	984,686.54	0.00	0.00	0.00	984,686.54	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	61,107.93	0.00	61,107.93	0.00	0.00	0.00	61,107.93	0.00
X-A	08/01/21 - 08/30/21	30	0.00	298,652.04	0.00	298,652.04	0.00	0.00	0.00	298,652.04	0.00
X-C	08/01/21 - 08/30/21	30	0.00	41,088.84	0.00	41,088.84	0.00	0.00	0.00	41,088.84	0.00
A-S	08/01/21 - 08/30/21	30	0.00	437,405.49	0.00	437,405.49	0.00	0.00	0.00	437,405.49	0.00
B	08/01/21 - 08/30/21	30	0.00	284,022.73	0.00	284,022.73	0.00	0.00	0.00	284,022.73	0.00
C	08/01/21 - 08/30/21	30	0.00	171,594.57	0.00	171,594.57	0.00	0.00	0.00	171,594.57	0.00
D	08/01/21 - 08/30/21	30	0.00	195,266.07	0.00	195,266.07	0.00	0.00	0.00	195,266.07	0.00
E	08/01/21 - 08/30/21	30	0.00	88,760.19	0.00	88,760.19	0.00	0.00	0.00	88,760.19	0.00
F	08/01/21 - 08/30/21	30	0.00	68,457.08	0.00	68,457.08	0.00	0.00	0.00	68,457.08	0.00
NR	08/01/21 - 08/30/21	30	1,206,426.06	127,138.28	0.00	127,138.28	101,688.35	0.00	0.00	25,449.93	1,308,114.41
Totals			1,206,426.06	3,212,048.40	0.00	3,212,048.40	101,688.35	0.00	0.00	3,110,360.05	1,308,114.41

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	5,192,934.26
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,223,104.72	Master Servicing Fee	7,221.78
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,634.74
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	1,199.81
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,223,104.72	Total Fees	11,056.33

Principal		Expenses/Reimbursements
Scheduled Principal	2,082,574.29	Reimbursement for Interest on Advances	3,447.40
Unscheduled Principal Collections		ASER Amount	74,763.56
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	23,477.39
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,082,574.29	Total Expenses/Reimbursements	101,688.35

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,110,360.05
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,082,574.21
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,192,934.26
Total Funds Collected	5,305,679.01	Total Funds Distributed	5,305,678.94

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	910,090,471.91	910,090,471.91	Beginning Certificate Balance	910,090,471.38
(-) Scheduled Principal Collections	2,082,574.29	2,082,574.29	(-) Principal Distributions	2,082,574.21
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.08)	(0.08)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	908,007,897.70	908,007,897.70	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	912,199,858.32	912,199,858.32	Ending Certificate Balance	908,007,897.17
Ending Actual Collateral Balance	910,336,564.75	910,336,564.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.53)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.53)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.24
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	15	113,891,143.81	12.54%	20	4.3994	NAP	Defeased	15	113,891,143.81	12.54%	20	4.3994	NAP
$9,999,999 or less	29	152,105,172.81	16.75%	20	4.3695	1.871942	1.30 or less	13	234,486,204.82	25.82%	20	4.1551	0.767611
$10,000,000 to $19,999,999	11	157,336,245.40	17.33%	19	4.2368	1.283186	1.31 to 1.40	2	6,899,447.12	0.76%	20	4.5921	1.366717
$20,000,000 to $29,999,999	5	129,251,096.26	14.23%	18	3.9527	2.007787	1.41 to 1.50	7	166,492,020.57	18.34%	20	4.1134	1.475803
$30,000,000 to $49,999,999	2	78,935,568.36	8.69%	21	3.8301	1.171418	1.51 to 1.60	5	84,297,995.40	9.28%	17	3.9899	1.569661
$50,000,000 to $99,999,999	2	163,906,118.66	18.05%	20	3.9024	1.664340	1.61 to 1.75	3	39,343,884.25	4.33%	20	4.1969	1.633902
$100,000,000 or Greater	1	112,582,552.40	12.40%	20	3.9900	1.490000	1.76 to 2.00	3	27,620,076.44	3.04%	20	4.1959	1.955034
Totals	65	908,007,897.70	100.00%	20	4.1127	1.610985	2.01 to 2.25	1	7,137,706.54	0.79%	21	4.1250	2.120000
							2.26 or Greater	16	227,839,418.75	25.09%	20	3.9309	2.538085
							Totals	65	908,007,897.70	100.00%	20	4.1127	1.610985
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	16	113,891,143.81	12.54%	20	4.3994	NAP	Ohio	2	25,836,464.81	2.85%	21	4.4378	0.916206
Alabama	4	16,465,393.20	1.81%	20	4.0461	1.609918	Oregon	2	21,581,405.49	2.38%	20	3.8111	2.360000
Arizona	1	2,354,607.47	0.26%	21	4.6900	2.690000	Pennsylvania	1	7,137,706.54	0.79%	21	4.1250	2.120000
Arkansas	2	3,431,304.83	0.38%	20	3.8111	2.360000	Tennessee	1	19,806,674.39	2.18%	19	4.1750	2.330000
California	3	38,453,034.10	4.23%	21	4.1248	2.353882	Texas	10	82,263,906.11	9.06%	19	4.3171	1.214483
Colorado	1	8,432,234.02	0.93%	21	4.2700	1.530000	Virginia	2	9,701,889.10	1.07%	20	3.9945	2.560157
Connecticut	1	1,176,469.39	0.13%	21	4.1500	1.460000	Washington	2	13,274,643.95	1.46%	20	3.8111	2.360000
Florida	3	29,581,919.50	3.26%	19	3.9575	1.803112	Wisconsin	4	64,375,156.49	7.09%	21	3.8875	1.289944
Georgia	4	16,931,463.77	1.86%	21	4.2676	2.298282	Totals	92	908,007,897.70	100.00%	20	4.1127	1.610985
Illinois	3	9,007,863.74	0.99%	21	4.3715	1.456009
									Property Type³
Kansas	1	3,710,697.67	0.41%	19	4.5100	1.410000
Kentucky	2	30,454,441.04	3.35%	11	4.1017	1.640270		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	1	4,744,520.26	0.52%	20	3.8111	2.360000		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	2	10,625,679.75	1.17%	20	4.3000	1.248581	Defeased	16	113,891,143.81	12.54%	20	4.3994	NAP
Massachusetts	2	141,287,581.43	15.56%	20	3.8731	1.737864	Industrial	16	91,017,189.53	10.02%	20	3.8364	2.436062
Michigan	2	9,567,585.89	1.05%	21	4.3114	2.406821	Lodging	5	55,708,632.57	6.14%	20	4.3084	0.626964
Minnesota	1	79,182,542.50	8.72%	20	4.0000	0.920000	Mixed Use	4	106,249,692.46	11.70%	20	4.0717	1.190781
Mississippi	1	7,094,491.13	0.78%	20	4.6500	0.380000	Mobile Home Park	1	3,574,238.10	0.39%	21	4.7750	2.720000
Missouri	3	33,542,852.66	3.69%	20	4.1181	1.762637	Multi-Family	9	30,482,796.87	3.36%	21	4.3975	1.740970
Nebraska	1	8,067,995.09	0.89%	20	3.8111	2.360000	Office	10	97,450,851.89	10.73%	20	4.2168	1.806636
Nevada	1	6,293,613.39	0.69%	20	4.1760	3.460000	Other	1	1,924,367.79	0.21%	21	4.1500	1.460000
New Jersey	2	20,335,401.86	2.24%	20	4.4938	0.724830	Retail	29	403,420,153.74	44.43%	19	4.0236	1.588105
New Mexico	1	3,589,185.09	0.40%	21	4.7250	2.840000	Self Storage	1	4,288,830.92	0.47%	20	4.2500	3.180000
New York	9	60,566,720.70	6.67%	20	4.0196	1.514017	Totals	92	908,007,897.70	100.00%	20	4.1127	1.610985
North Carolina	1	5,241,308.51	0.58%	20	3.8111	2.360000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	113,891,143.81	12.54%	20	4.3994	NAP	Defeased	15	113,891,143.81	12.54%	20	4.3994	NAP
	4.00000% or less	10	447,341,966.64	49.27%	19	3.8846	1.653015	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.25000%	15	172,526,271.51	19.00%	20	4.1290	1.872046	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.25001% to 4.50000%	9	92,368,841.27	10.17%	20	4.3583	1.281747	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% to 4.75000%	15	78,305,436.37	8.62%	20	4.6420	1.131301	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75001% to 5.00000%	1	3,574,238.10	0.39%	21	4.7750	2.720000	49 months or greater	50	794,116,753.89	87.46%	20	4.0715	1.610774
	5.00001% or Greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	65	908,007,897.70	100.00%	20	4.1127	1.610985
	Totals	65	908,007,897.70	100.00%	20	4.1127	1.610985
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	113,891,143.81	12.54%	20	4.3994	NAP	Defeased	15	113,891,143.81	12.54%	20	4.3994	NAP
	60 months or less	50	794,116,753.89	87.46%	20	4.0715	1.610774	Interest Only	2	43,556,000.00	4.80%	20	3.8196	1.780722
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	293 Months or Less	48	750,560,753.89	82.66%	20	4.0861	1.600911
85 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	294 to 299 Months	0	0.00	0.00%	0	0.0000	0.000000
	117 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	908,007,897.70	100.00%	20	4.1127	1.610985	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	65	908,007,897.70	100.00%	20	4.1127	1.610985
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	15	113,891,143.81	12.54%	20	4.3994	NAP				None
Underwriter's Information		4	125,594,976.50	13.83%	20	3.9846	2.060812
	12 months or less	44	651,061,818.20	71.70%	20	4.0783	1.566358
	13 to 24 months	2	17,459,959.19	1.92%	19	4.4422	0.029734
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	908,007,897.70	100.00%	20	4.1127	1.610985
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30304961	RT	Dedham	MA	Actual/360	3.99025%	387,531.32	208,517.38	0.00	N/A	05/01/23	--	112,791,069.70	112,582,552.40	09/01/21
2	30305008	IN	Various	Various	Actual/360	3.81125%	278,998.79	290,211.95	0.00	N/A	05/01/23	--	85,013,788.11	84,723,576.16	09/01/21
3	30305003	MU	Minneapolis	MN	Actual/360	4.00025%	273,278.56	156,395.21	0.00	N/A	05/01/23	--	79,338,937.71	79,182,542.50	09/01/21
4	30305055	RT	Greendale	WI	Actual/360	3.85425%	146,103.37	88,414.98	0.00	N/A	06/06/23	--	44,023,983.34	43,935,568.36	03/06/21
9	30305006	RT	Brooklyn	NY	Actual/360	3.80025%	114,527.78	0.00	0.00	05/01/23	11/01/28	--	35,000,000.00	35,000,000.00	09/05/21
10	30305043	RT	Danvers	MA	Actual/360	3.41425%	84,608.80	70,891.17	0.00	N/A	05/06/23	--	28,775,920.20	28,705,029.03	09/06/21
11	30305037	OF	Clayton	MO	Actual/360	4.15025%	96,832.02	61,637.66	0.00	N/A	05/06/23	--	27,096,405.73	27,034,768.07	09/06/21
12	30305067	RT	Riverside	CA	Actual/360	4.02025%	101,290.80	47,065.60	0.00	N/A	06/06/23	--	29,260,703.68	29,213,638.08	09/06/21
13	30305007	RT	Louisville	KY	Actual/360	3.96025%	79,500.73	49,492.21	0.00	N/A	05/01/22	--	23,313,996.97	23,264,504.76	09/01/21
16	30305064	MF	New York	NY	Actual/360	4.33225%	78,628.78	45,062.53	0.00	N/A	06/06/23	--	21,078,218.85	21,033,156.32	09/06/21
17	30305032	OF	Nashville	TN	Actual/360	4.17525%	71,365.90	43,990.59	0.00	N/A	04/06/23	--	19,850,664.98	19,806,674.39	09/06/21
19	30305062	OF	Detroit	MI	Actual/360	4.95825%	69,893.63	81,363.06	0.00	N/A	06/06/23	--	16,370,874.91	16,289,511.85	09/06/21
22	30305065	LO	Houston	TX	Actual/360	4.18725%	60,663.22	36,988.52	0.00	N/A	05/06/23	--	16,825,319.45	16,788,330.93	09/06/21
23	30304999	RT	Cedar Hill	TX	Actual/360	4.50025%	66,528.57	30,755.01	0.00	N/A	01/01/23	--	17,168,664.47	17,137,909.46	09/01/21
24	30305018	RT	Houston	TX	Actual/360	3.95025%	54,313.17	33,950.76	0.00	N/A	05/01/23	--	15,967,939.39	15,933,988.63	08/01/21
25	30305061	OF	Santa Monica	CA	Actual/360	4.16025%	55,762.12	31,841.25	0.00	N/A	06/06/23	--	15,566,348.59	15,534,507.34	09/06/21
26	30305042	OF	Tampa	FL	Actual/360	3.89225%	51,912.07	31,256.50	0.00	N/A	04/06/23	--	15,489,461.30	15,458,204.80	09/06/21
27	30305068	MF	Louisville	KY	Actual/360	4.22025%	52,896.93	31,660.02	0.00	N/A	06/06/23	--	14,556,562.38	14,524,902.36	09/06/21
28	30305070	MU	Columbus	OH	Actual/360	4.29525%	53,168.79	30,909.45	0.00	N/A	06/06/23	--	14,375,879.34	14,344,969.89	09/06/21
29	30305035	RT	Bronx	NY	Actual/360	4.27025%	52,588.06	31,240.89	0.00	N/A	04/06/23	--	14,302,108.16	14,270,867.27	09/06/21
30	30305017	LO	Miami	FL	Actual/360	4.02025%	45,626.89	44,293.21	0.00	N/A	04/01/23	--	13,180,613.96	13,136,320.75	08/01/21
31	30305073	OF	Milford	OH	Actual/360	4.61625%	45,819.45	35,733.93	0.00	N/A	06/06/23	--	11,527,228.85	11,491,494.92	05/06/18
32	30305020	Various Various		Various	Actual/360	4.15025%	42,165.16	25,937.92	0.00	06/01/23	06/01/28	--	11,799,035.16	11,773,097.24	08/01/21
33	30305063	LO	Paramus	NJ	Actual/360	4.73025%	45,349.78	34,305.69	0.00	N/A	05/06/23	--	11,134,092.02	11,099,786.33	09/06/21
34	30305030	RT	Hurst	TX	Actual/360	4.30025%	38,464.66	22,587.63	0.00	N/A	04/06/23	--	10,388,055.69	10,365,468.06	09/06/20
35	30305026	RT	Ramsey	MN	Actual/360	4.10025%	36,441.22	22,992.18	0.00	N/A	05/01/23	--	10,321,666.94	10,298,674.76	09/01/21
36	30305016	OF	Jersey City	NJ	Actual/360	4.21025%	33,590.69	30,070.41	0.00	N/A	06/01/23	--	9,265,685.94	9,235,615.53	08/01/21
37	30305058	RT	Houston	TX	Actual/360	4.66025%	32,529.06	41,222.58	0.00	N/A	06/06/23	--	8,106,369.36	8,065,146.78	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
39	30305011	MU	Norcross	GA	Actual/360	4.10125%	31,481.57	19,743.61	0.00	N/A	06/01/23	--	8,914,714.46	8,894,970.85	09/01/21
40	30305057	RT	Conifer	CO	Actual/360	4.27025%	31,071.92	18,239.23	0.00	N/A	06/06/23	--	8,450,473.25	8,432,234.02	09/06/21
41	30305038	LO	Linthicum	MD	Actual/360	4.14025%	27,146.68	25,074.09	0.00	N/A	05/06/23	--	7,614,777.52	7,589,703.43	09/06/21
43	30305039	LO	Flowood	MS	Actual/360	4.65025%	28,496.13	22,128.82	0.00	N/A	05/06/23	--	7,116,619.95	7,094,491.13	09/06/21
45	30305004	RT	Williamsburg	VA	Actual/360	3.90025%	28,733.90	0.00	0.00	05/01/23	12/01/27	--	8,556,000.00	8,556,000.00	09/01/21
46	30305075	MF	Vero Beach	FL	Actual/360	4.26225%	26,355.73	15,518.90	0.00	N/A	06/06/23	--	7,181,288.29	7,165,769.39	09/06/21
47	30305060	RT	Lehighton	PA	Actual/360	4.12525%	25,409.80	15,785.43	0.00	N/A	06/06/23	--	7,153,491.97	7,137,706.54	09/06/21
48	30305046	RT	Ashland	KY	Actual/360	4.56025%	28,291.20	14,953.05	0.00	N/A	05/06/23	--	7,204,889.33	7,189,936.28	09/06/21
49	30305053	RT	Huntsville	AL	Actual/360	4.35025%	26,946.91	13,375.85	0.00	N/A	05/06/23	--	7,193,835.32	7,180,459.47	09/06/21
50	30305050	IN	Las Vegas	NV	Actual/360	4.17625%	22,681.78	13,889.53	0.00	N/A	05/06/23	--	6,307,502.92	6,293,613.39	09/06/21
51	30305024	OF	Farmington Hills	MI	Actual/360	4.30025%	21,921.59	12,719.41	0.00	N/A	05/01/23	--	5,920,308.34	5,907,588.93	09/01/21
52	30305049	LO	Reno	NV	Actual/360	4.51525%	21,135.22	17,164.65	0.00	N/A	05/06/23	--	5,436,130.72	5,418,966.07	09/06/21
53	30305072	RT	Rancho Cucamonga	CA	Actual/360	4.63525%	19,817.49	14,669.97	0.00	N/A	06/06/23	--	4,965,235.07	4,950,565.10	09/06/21
54	30305045	MF	Pontiac	MI	Actual/360	4.42025%	18,498.97	15,406.07	0.00	N/A	06/06/23	--	4,860,334.21	4,844,928.14	09/06/21
55	30305054	MH	Avondale	AZ	Actual/360	4.22025%	17,739.64	10,617.57	0.00	N/A	06/06/23	--	4,881,723.13	4,871,105.56	09/06/21
56	30305041	RT	Monroe	MI	Actual/360	4.20025%	17,117.84	10,384.49	0.00	N/A	05/06/23	--	4,733,042.24	4,722,657.75	09/06/21
57	30305031	RT	Houston	TX	Actual/360	4.52025%	18,013.66	9,665.49	0.00	N/A	05/01/23	--	4,628,118.12	4,618,452.63	09/01/21
58	30305056	MF	Grand Prairie	TX	Actual/360	4.67325%	18,566.87	9,352.01	0.00	N/A	06/06/23	--	4,614,064.42	4,604,712.41	09/06/21
59	30305052	RT	Monona	WI	Actual/360	4.48525%	17,400.84	9,406.26	0.00	N/A	06/06/23	--	4,505,557.79	4,496,151.53	09/06/21
60	30305044	RT	Rancho Cucamonga	CA	Actual/360	4.17025%	9,939.54	28,968.73	0.00	N/A	05/06/23	--	2,768,031.58	2,739,062.85	09/06/21
61	30305019	SS	North Hollywood	CA	Actual/360	4.25025%	15,730.18	9,358.75	0.00	N/A	05/01/23	--	4,298,189.67	4,288,830.92	08/01/21
62	30305071	OF	Brooklyn	NY	Actual/360	4.26525%	16,679.38	7,961.54	0.00	N/A	06/06/23	--	4,541,525.92	4,533,564.38	09/06/21
63	30305040	LO	Georgetown	TX	Actual/360	4.59025%	14,242.16	11,281.21	0.00	N/A	05/01/23	--	3,603,330.65	3,592,049.44	09/01/21
64	30305074	RT	Santa Fe	NM	Actual/360	4.72525%	14,648.34	11,021.89	0.00	N/A	06/06/23	--	3,600,206.98	3,589,185.09	09/06/21
65	30305047	MU	Chicago	IL	Actual/360	4.65025%	15,356.21	7,847.46	0.00	N/A	05/06/23	--	3,835,056.68	3,827,209.22	09/06/21
66	30305014	RT	Bonner Springs	KS	Actual/360	4.51025%	14,441.31	7,828.27	0.00	04/01/23	01/01/35	--	3,718,525.94	3,710,697.67	08/01/21
67	30305066	MH	Rockport	TX	Actual/360	4.77525%	14,725.94	7,141.95	0.00	N/A	06/06/23	--	3,581,380.05	3,574,238.10	09/06/21
68	30305028	RT	Elgin	IL	Actual/360	4.17525%	11,745.07	10,643.78	0.00	06/01/23	06/01/38	--	3,266,930.51	3,256,286.73	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
69	30305051	OF	Clayton	MO	Actual/360	4.15025%	12,012.65	7,431.48	0.00	N/A	05/06/23	--	3,361,488.39	3,354,056.91	09/06/21
70	30305036	RT	Bronx	NY	Actual/360	4.34025%	12,601.72	7,287.20	0.00	N/A	04/06/23	--	3,371,948.48	3,364,661.28	09/06/21
71	30305048	MF	Maumee	OH	Actual/360	4.45525%	12,219.48	6,681.08	0.00	N/A	06/06/23	--	3,185,267.76	3,178,586.68	09/06/21
72	30305015	RT	Americus	GA	Actual/360	4.57025%	12,120.36	6,423.60	0.00	N/A	04/01/23	--	3,079,924.25	3,073,500.65	08/01/21
73	30305023	RT	Waynesboro	GA	Actual/360	4.52025%	11,982.71	6,392.18	0.00	06/01/23	10/01/33	--	3,078,630.08	3,072,237.90	08/01/21
74	30305033	OF	Clinton	MD	Actual/360	4.70025%	12,308.82	5,324.87	0.00	N/A	04/06/23	--	3,041,301.19	3,035,976.32	09/06/21
75	30305029	OF	Tempe	AZ	Actual/360	4.69025%	9,528.60	4,769.22	0.00	N/A	06/01/23	--	2,359,376.69	2,354,607.47	09/01/21
76	30305027	MH	Warner Robins	GA	Actual/360	6.00025%	10,952.68	3,436.53	0.00	N/A	06/01/23	--	2,119,873.93	2,116,437.40	09/01/21
77	30305025	OF	Norfolk	VA	Actual/360	4.70025%	4,661.51	5,891.83	0.00	N/A	05/01/23	--	1,151,780.93	1,145,889.10	09/01/21
Totals							3,223,104.72	2,082,574.29	0.00				910,090,471.91	908,007,897.70
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,882,279.78	17,637,725.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	37,375,610.00	32,313,900.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	15,521,249.04	3,030,197.46	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	10,786,477.08	6,520,998.48	07/01/20	06/30/21	09/13/21	11,005,995.84	36,478.46	197,668.38	1,369,500.87	0.00	0.00
9	1,403,872.40	574,335.97	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,830,826.16	5,532,664.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,692,194.13	3,561,178.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,959,240.47	4,455,747.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,710,941.94	2,608,027.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,808,089.19	1,658,839.47	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,048,235.53	3,260,276.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	418,323.53	1,111,303.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,640,916.91	1,581,601.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,091,553.15	0.00	--	--	--	0.00	0.00	88,092.05	88,092.05	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	2,269,366.90	2,831,065.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,786,228.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,206,700.53	0.00	--	--	--	0.00	0.00	89,778.23	89,778.23	0.00	0.00
31	340,654.00	0.00	--	--	01/11/21	8,991,112.91	616,958.59	45,756.14	2,643,110.47	0.00	0.00
32	1,272,761.91	0.00	--	--	--	0.00	0.00	67,976.08	67,976.08	0.00	0.00
33	747,676.56	17,543.17	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	04/12/21	698,975.15	43,723.15	58,379.49	688,371.32	111,998.54	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,278,437.00	0.00	--	--	--	0.00	0.00	63,561.36	63,561.36	0.00	0.00
37	1,029,388.19	2,690,740.40	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
39	1,691,679.33	1,860,871.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	892,408.25	914,505.75	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	494,019.01	645,648.96	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	314,438.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	886,319.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1,085,664.11	1,248,848.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,185,856.74	1,092,953.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	432,088.56	91,927.27	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,535,294.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	831,735.97	480,125.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1,502,849.69	1,515,662.87	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	709,504.12	586,001.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	517,669.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	851,534.84	184,514.83	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	967,718.45	0.00	--	--	--	0.00	0.00	25,042.67	25,042.67	0.00	0.00
62	367,146.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	683,878.83	936,899.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	321,699.66	405,695.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	378,632.64	0.00	--	--	--	0.00	0.00	22,229.55	22,229.55	0.00	0.00
67	714,284.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	428,167.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
69	645,544.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	424,513.60	0.00	--	--	--	0.00	0.00	18,510.81	18,510.81	0.00	0.00
73	310,396.00	0.00	--	--	--	0.00	0.00	18,341.75	18,341.75	0.00	0.00
74	543,813.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	460,835.23	520,720.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	372,982.93	410,273.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	137,651,698.59	100,280,794.07				20,696,083.90	697,160.20	695,336.51	5,094,515.16	111,998.54	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	3	65,792,531.34	1	43,935,568.36	1	11,491,494.92	0	0.00	0	0.00	0	0.00	4.112656%	4.098586%	20
08/17/21	0	0.00	0	0.00	3	65,939,267.88	1	44,023,983.34	1	11,527,228.85	0	0.00	0	0.00	0	0.00	4.112734%	4.098664%	21
07/16/21	0	0.00	0	0.00	3	66,085,487.15	1	44,112,105.86	1	11,562,821.30	0	0.00	0	0.00	0	0.00	4.112812%	4.098740%	22
06/17/21	0	0.00	0	0.00	3	66,238,630.87	1	44,204,653.60	1	11,599,754.29	0	0.00	0	0.00	0	0.00	4.112893%	4.098820%	23
05/17/21	0	0.00	1	44,292,178.51	3	29,275,012.51	1	44,292,178.51	1	11,635,059.60	0	0.00	0	0.00	0	0.00	4.112969%	4.098895%	24
04/16/21	1	44,384,149.77	0	0.00	3	29,357,868.77	1	44,384,149.77	1	11,671,715.78	0	0.00	0	0.00	0	0.00	4.113048%	4.098973%	25
03/17/21	1	7,740,568.32	0	0.00	3	29,436,737.78	1	44,471,080.96	1	11,706,736.18	0	0.00	0	0.00	0	0.00	4.113122%	4.099046%	26
02/18/21	1	7,767,776.85	0	0.00	4	58,733,723.33	1	44,571,992.29	1	11,746,118.38	0	0.00	0	0.00	0	0.00	4.113210%	4.099133%	27
01/15/21	1	7,792,218.36	1	29,276,783.84	3	29,604,571.55	0	0.00	1	11,780,844.21	0	0.00	0	0.00	0	0.00	4.113283%	4.099205%	28
12/17/20	2	37,162,571.88	1	7,295,091.34	2	22,387,389.43	0	0.00	1	11,815,432.56	0	0.00	0	0.00	0	0.00	4.113354%	4.099276%	29
11/18/20	2	15,159,101.33	2	55,429,893.85	1	11,851,397.56	0	0.00	1	11,851,397.56	0	0.00	0	0.00	0	0.00	4.113429%	4.099350%	30
10/19/20	4	55,307,898.88	0	0.00	2	56,805,997.22	0	0.00	1	11,885,706.58	1	29,486,594.52	0	0.00	0	0.00	4.113499%	4.099419%	31
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	30305055	03/06/21	5	6	197,668.38	1,369,500.87	0.00	44,471,080.96	07/03/20	13		12/16/20
24	30305018	08/01/21	0	B	88,092.05	88,092.05	0.00	15,967,939.39
30	30305017	08/01/21	0	B	89,778.23	89,778.23	0.00	13,180,613.96
31	30305073	05/06/18	39	6	45,756.14	2,643,110.47	185.00	12,846,151.39	08/25/17	7			10/16/18
32	30305020	08/01/21	0	B	67,976.08	67,976.08	0.00	11,799,035.16
34	30305030	09/06/20	11	6	58,379.49	688,371.32	143,538.21	10,639,710.95	08/21/20	2
36	30305016	08/01/21	0	B	63,561.36	63,561.36	0.00	9,265,685.94
61	30305019	08/01/21	0	B	25,042.67	25,042.67	0.00	4,298,189.67
66	30305014	08/01/21	0	B	22,229.55	22,229.55	0.00	3,718,525.94
72	30305015	08/01/21	0	B	18,510.81	18,510.81	0.00	3,079,924.25
73	30305023	08/01/21	0	B	18,341.75	18,341.75	0.00	3,078,630.08
Totals					695,336.51	5,094,515.16	143,723.21	132,345,487.69
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		23,264,505	23,264,505	0		0
13 - 24 Months		819,375,073	753,582,542	10,365,468		55,427,063
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		65,368,320	65,368,320	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	908,007,898	842,215,366	0	0	54,301,036	11,491,495
Aug-21	910,090,472	844,151,204	0	0	54,412,039	11,527,229
Jul-21	912,165,636	846,080,149	0	0	54,522,666	11,562,821
Jun-21	914,332,899	848,094,268	0	0	54,638,877	11,599,754
May-21	916,392,968	842,825,777	0	44,292,179	17,639,953	11,635,060
Apr-21	918,545,674	844,803,656	44,384,150	0	17,686,153	11,671,716
Mar-21	920,590,754	883,413,448	7,740,568	0	17,730,002	11,706,736
Feb-21	922,926,686	856,425,186	7,767,777	0	46,987,605	11,746,118
Jan-21	924,956,176	858,282,602	7,792,218	29,276,784	17,823,727	11,780,844
Dec-20	926,978,447	860,133,394	37,162,572	7,295,091	10,571,957	11,815,433
Nov-20	929,094,700	846,654,307	15,159,101	55,429,894	0	11,851,398
Oct-20	931,102,247	818,988,351	55,307,899	0	44,920,291	11,885,707
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	30305055	43,935,568.36	44,471,080.96	181,000,000.00	05/13/13	5,848,386.48	0.83000	06/30/21	06/06/23	260
31	30305073	11,491,494.92	12,846,151.39	7,020,000.00	11/10/20	146,042.00	0.15000	12/31/20	06/06/23	200
34	30305030	10,365,468.06	10,639,710.95	10,600,000.00	09/25/20	(154,155.42)	(0.21000)	12/31/19	04/06/23	258
43	30305039	7,094,491.13	7,094,491.13	8,800,000.00	01/20/21	230,438.01	0.38000	06/30/20	05/06/23	199
Totals		72,887,022.47	75,051,434.43	207,420,000.00		6,070,711.07

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	30305055	RT	WI	07/03/20	13

09/03/2021– Loan transferred to Special Servicing on 7/3/2020 for imminent monetary payment default. At the time of transfer the loan was past due for the 5/6/2020 payment. The loan is secured by a 560,000 square feet (SF) portion of a 1.2 million SF reg ional mall in Greendale, Wisconsin, a suburb of Milwaukee. Legal counsel has been engaged, a receiver was appointed on 12/18/2020, and enforcement options are being evaluated.

31	30305073	OF	OH	08/25/17	7

9/13/2021 - REO Title Date: 10/23/18: The subject is a 13-building, 424,293 SF Office/Industrial property built from 1979 to 2002 by Duke Realty on 54.83 acres east of Interstate 275 (approx. 16 miles NE of Cincinnati CBD). Building mix consists

	of 3 two- story office, 6 one-story flex/office, and 4 flex/industrial				As of 8/30/21, the property is approx. 43.2% leased/occupied. Crossed with or is companion Loan to: None. Deferred Maintenance/Repair Issues: Roofs on each building need to be replaced, pa rking lots need resurfacing and building lobbies renovated; Leasing Summary: Leasing agent in discussions with several current tenants about renewals. Marketing Summary: Property is not being marketing for sale

34	30305030	RT	TX	08/21/20	2

9/13/2021 - The subject loan was transferred to SS due to imminent default. The subject loan collateral is comprised of a 132,136 square foot, retail, unanchored, shopping center located in Phoenix, AZ. SS is coordinating with Borrower legal counsel to complete uncontested non-judicial foreclosure. Borrower, through its counsel, is working to complete a stipulated foreclosure.

43	30305039	LO	MS	12/14/20	8
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30305043	29,557,989.69	3.41453%	29,557,989.69 3.41453%		10	08/28/20	05/01/20	09/18/20
23	30304999	17,603,862.73	4.50003%	17,603,862.73 4.50003%		8	07/02/20	05/01/20	07/08/20
Totals		47,161,852.42		47,161,852.42
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	9,477.39	0.00	0.00	36,478.46	0.00	0.00	3,447.40	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	35,699.96	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	2,585.14	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	7,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	23,477.39	0.00	0.00	74,763.56	0.00	0.00	3,447.40	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		101,688.35

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Supplemental Notes
None

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